RECLAMATION PROVISION (Tables)	9 Months Ended
Sep. 30, 2022
RECLAMATION PROVISION (Tables)
Reconciliation Of The Changes In The Company's Reclamation Provision
	September 30, 2022	December 31, 2021

Balance at beginning of the period	$726	$808
Changes in estimates	-	(105)
Unwinding of discount related to continuing operations	32	47
Effect of movements in exchange rates	9	(24)
Balance at end of the period	$767	$726